Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Depreciation [Line Items]
Depreciation of property, plant and equipment	$ 113,744	$ 123,950	$ 110,072
Capitalized costs for oil stock variation	159	281	2,212
Depreciation of right of use assets	3,287	6,428	8,650
Depreciation Total	117,190	130,659	120,934
Oil and gas properties
Disclosure Of Depreciation [Line Items]
Depreciation of property, plant and equipment	97,128	109,093	95,369
Production, facilities and machinery
Disclosure Of Depreciation [Line Items]
Depreciation of property, plant and equipment	14,821	13,116	12,896
Depreciation of right of use assets	2,670	5,156	7,858
Furniture, equipment and vehicles
Disclosure Of Depreciation [Line Items]
Depreciation of property, plant and equipment	1,548	1,550	1,304
Buildings and improvements
Disclosure Of Depreciation [Line Items]
Depreciation of property, plant and equipment	247	191	503
Depreciation of right of use assets	617	1,272	792
Productive assets
Disclosure Of Depreciation [Line Items]
Depreciation Total	114,778	127,646	118,335
Administrative assets
Disclosure Of Depreciation [Line Items]
Depreciation Total	$ 2,412	$ 3,013	$ 2,599